RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and other benefits	$ 5.8	$ 6.0
Retirement benefits	2.4	0.3
Share-based payments	2.6	3.1
Key management personnel compensation	$ 10.8	$ 9.4